united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30/18

Date of reporting period: 03/31/2018

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares			Value

	MUTUAL FUNDS - 11.73%
12,796	AllianzGI Structed Return Fund - Institutional Class		$198,975
37,897	AQR Style Premia Alternative LV Fund - Class I		402,468
10,660	JPMorgan Hedged Equity Fund - Institutional Class		201,796
	TOTAL MUTUAL FUNDS (Cost - $799,632)		803,239

	EXCHANGE TRADED FUNDS - 85.66%
	DEBT FUND - 59.42%
5,796	iShares 1-3 Year Credit Bond ETF		601,625
29,755	SPDR Doubleline Total Return Tactical ETF		1,427,347
9,331	VanEck Vectors Fallen Angel High Yield Bond ETF		271,159
7,244	VanEck Vectors J.P. Morgan EM Local Currency Bond		141,982
14,960	Vanguard Intermediate-Term Bond ETF		1,223,279
5,150	Vanguard Short-Term Bond ETF		403,966
			4,069,358
	EQUITY FUND - 26.24%
2,266	FlexShares Morningstar Energing Markets Factor Tilt Index		137,977
3,636	JPMorgan Diversified Return International Equity		216,087
3,775	Schwab International Small-Cap Equity ETF		137,825
7,607	Schwab U.S. Large-Cap Growth ETF		545,498
8,905	Schwab U.S. Large-Cap Value ETF		470,540
1,129	Vanguard Mid-Cap Growth ETF		146,330
1,304	Vanguard Mid-Cap Value ETF		142,645
			1,796,902
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,824,593)		5,866,260

	SHORT-TERM INVESTMENT - 3.01%
	MONEY MARKET FUND
206,168	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.61% +		206,168
	(Cost - $206,168)

	TOTAL INVESTMENTS - 100.40% (Cost - $6,830,393) (a)		$6,875,667
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40)%		(27,372)
	TOTAL NET ASSETS - 100.00%		$6,848,295

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,830,393 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$136,409
		Unrealized depreciation:	(91,135)
		Net unrealized appreciation:	$45,274

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2018.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares			Value

	MUTUAL FUNDS - 11.94%
38,475	AllianzGI Structed Return Fund - Institutional Class		$598,294
100,919	AQR Style Premia Alternative LV Fund - Class I		1,071,759
46,019	JPMorgan Hedged Equity Fund - Institutional Class		871,134
	TOTAL MUTUAL FUNDS (Cost - $2,512,721)		2,541,187

	EXCHANGE TRADED FUNDS - 86.43%
	DEBT FUND - 43.77%
6,011	iShares 1-3 Year Credit Bond ETF		623,942
66,848	SPDR Doubleline Total Return Tactical ETF		3,206,699
28,067	VanEck Vectors Fallen Angel High Yield Bond ETF		815,627
33,109	VanEck Vectors J.P. Morgan EM Local Currency Bond		648,937
28,755	Vanguard Intermediate-Term Bond ETF		2,351,296
21,269	Vanguard Short-Term Bond ETF		1,668,340
			9,314,841
	EQUITY FUND - 42.66%
14,219	FlexShares Morningstar Emerging Markets Factor		865,795
14,684	JPMorgan Diversified Return International Equity		872,670
11,862	Schwab International Small-Cap ETF		433,082
35,777	Schwab U.S. Large-Cap Growth ETF		2,565,569
44,347	Schwab U.S. Large-Cap Value ETF		2,343,295
6,540	Schwab US Small-Cap ETF		452,110
6,909	Vanguard Mid-Cap Growth ETF		895,476
5,942	Vanguard Mid-Cap Value ETF		649,995
			9,077,992
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $17,856,143)		18,392,833

	SHORT-TERM INVESTMENT - 2.07%
	MONEY MARKET FUND
441,917	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.61% +		441,917
	(Cost - $441,917)

	TOTAL INVESTMENTS - 100.44% (Cost - $20,810,781) (a)		$21,375,937
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44)%		(94,671)
	TOTAL NET ASSETS - 100.00%		$21,281,266

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,810,811 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$732,429
		Unrealized depreciation:	(167,303)
		Net unrealized appreciation:	$565,126

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2018.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares			Value

	MUTUAL FUNDS - 9.87%
127,113	AllianzGI Structed Return Fund - Institutional Class		$1,976,608
177,419	AQR Style Premia Alternative LV Fund - Class I		1,884,188
139,377	JPMorgan Hedged Equity Fund - Institutional Class		2,638,414
	TOTAL MUTUAL FUNDS (Cost - $6,425,152)		6,499,210

	EXCHANGE TRADED FUNDS - 88.14%
	DEBT FUND - 24.57%
109,842	SPDR Doubleline Total Return Tactical ETF		5,269,121
85,153	VanEck Vectors Fallen Angel High Yield Bond ETF		2,474,546
101,153	VanEck Vectors J.P. Morgan EM Local Currency Bond		1,982,599
56,383	Vanguard Intermediate-Term Bond ETF		4,610,438
23,435	Vanguard Short-Term Bond ETF		1,838,241
			16,174,945
	EQUITY FUND - 63.57%
54,787	FlexShares Morningstar Emerging Markets Factor		3,335,981
78,364	JPMorgan Diversified Return International Equity		4,657,173
91,369	Schwab International Small-Cap Equity ETF		3,335,882
156,291	Schwab U.S. Large-Cap Growth ETF		11,207,628
199,807	Schwab U.S. Large-Cap Value ETF		10,557,802
19,678	Schwab US Small-Cap ETF		1,360,340
31,117	Vanguard Mid-Cap Growth ETF		4,033,074
30,719	Vanguard Mid-Cap Value ETF		3,360,351
			41,848,231
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $55,162,982)		58,023,176

	SHORT-TERM INVESTMENT - 2.35%
	MONEY MARKET FUND
1,544,728	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.61% +		1,544,728
	(Cost - $1,544,728)

	TOTAL INVESTMENTS - 100.36% (Cost - $63,132,862) (a)		$66,067,114
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.36)%		(240,309)
	TOTAL NET ASSETS - 100.00%		$65,826,805

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,132,865 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$3,213,542
		Unrealized depreciation:	(279,293)
		Net unrealized appreciation:	$2,934,249

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2018.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares			Value

	MUTUAL FUNDS - 9.33%
49,233	AllianzGI Structed Return Fund - Institutional Class		$765,575
74,589	AQR Style Premia Alternative LV Fund - Class I		792,136
58,178	JPMorgan Hedged Equity Fund - Institutional Class		1,101,300
	TOTAL MUTUAL FUNDS - (Cost - $2,638,191)		2,659,011

	EXCHANGE TRADED FUNDS - 88.36%
	DEBT FUND - 10.39%
28,216	SPDR Doubleline Total Return Tactical ETF		1,353,522
35,821	VanEck Vectors Fallen Angel High Yield Bond ETF		1,040,958
6,931	Vanguard Intermediate-Term Bond ETF		566,748
			2,961,228
	EQUITY FUND - 77.97%
28,305	FlexShares Morningstar Emerging Markets Factor		1,723,491
42,907	JPMorgan Diversified Return International Equity		2,549,963
47,209	Schwab International Small-Cap Equity ETF		1,723,600
82,493	Schwab U.S. Large-Cap Growth ETF		5,915,573
95,912	Schwab U.S. Large-Cap Value ETF		5,067,990
12,182	Schwab US Small-Cap ETF		842,142
17,841	Vanguard Mid-Cap Growth ETF		2,312,372
19,153	Vanguard Mid-Cap Value ETF		2,095,147
			22,230,278
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $23,667,503)		25,191,506

	SHORT-TERM INVESTMENT - 2.38%
	MONEY MARKET FUND
679,262	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.61% +		679,262
	(Cost - $679,262)

	TOTAL INVESTMENTS - 100.07% (Cost - $26,984,956) (a)		$28,529,779
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%		(20,692)
	TOTAL NET ASSETS - 100.00%		$28,509,087

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,984,956 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$1,608,639
		Unrealized depreciation:	(63,816)
		Net unrealized appreciation:	$1,544,823

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2018.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares			Value

	MUTUAL FUNDS - 5.52%
13,942	AllianzGI Structed Return Fund - Institutional Class		$216,803
21,195	AQR Style Premia Alternative LV Fund - Class I		225,091
12,454	JPMorgan Hedged Equity Fund - Institutional Class		235,754
	TOTAL MUTUAL FUNDS - (Cost - $681,669)		677,648

	EXCHANGE TRADED FUNDS - 92.05%
	DEBT FUND - 2.77%
11,686	VanEck Vectors Fallen Angel High Yield Bond ETF		339,595

	EQUITY FUND - 89.28%
14,118	FlexShares Morningstar Emerging Markets Factor		859,645
18,139	JPMorgan Diversified Return International Equity		1,078,001
23,256	Schwab International Small-Cap Equity ETF		849,077
40,149	Schwab U.S. Large-Cap Growth ETF		2,879,085
47,329	Schwab U.S. Large-Cap Value ETF		2,500,864
5,272	Schwab US Small-Cap ETF		364,453
9,595	Vanguard Mid-Cap Growth ETF		1,243,608
10,808	Vanguard Mid-Cap Value ETF		1,182,287
			10,957,020
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $10,689,113)		11,296,615

	SHORT-TERM INVESTMENT - 4.38%
	MONEY MARKET FUND
537,735	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.61% +		537,735
	(Cost - $537,735)

	TOTAL INVESTMENTS - 101.95% (Cost - $11,908,517) (a)		$12,511,998
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.95)%		(239,806)
	TOTAL NET ASSETS - 100.00%		$12,272,192

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,908,517 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$616,588
		Unrealized depreciation:	(13,107)
		Net unrealized appreciation:	$603,481

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2018.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$803,239	$-	$-	$803,239
Exchange Traded Fund	5,866,260	-	-	5,866,260
Short-Term Investment	206,168	-	-	206,168
Total	$6,875,667	$-	$-	$6,875,667

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,541,187	$-	$-	$2,541,187
Exchange Traded Funds	18,392,833	-	-	18,392,833
Short-Term Investment	441,917	-	-	441,917
Total	$21,375,937	$-	$-	$21,375,937

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,499,210	$-	$-	$6,499,210
Exchange Traded Fund	58,023,176	-	-	58,023,176
Short-Term Investment	1,544,728	-	-	1,544,728
Total	$66,067,114	$-	$-	$66,067,114

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,659,011	$-	$-	$2,659,011
Exchange Traded Fund	25,191,506	-	-	25,191,506
Short-Term Investment	679,262	-	-	679,262
Total	$28,529,779	$-	$-	$28,529,779

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$677,648	$-	$-	$677,648
Exchange Traded Fund	11,296,615	-	-	11,296,615
Short-Term Investment	537,735	-	-	537,735
Total	$12,511,998	$-	$-	$12,511,998

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/25/2018

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 5/25/2018